Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management [Abstract]
Summary of timing for remaining contractual payments relating to financial liabilities
The following table summarizes the timing associated with the Company’s remaining contractual payments relating to its financial liabilities as at December 31, 2020. The table reflects the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay (assuming that the Company is in compliance with all of its obligations). The table includes both interest and principal cash flows.

			As at December 31, 2020
	Carrying amount	Maturity	Estimated payment date
			2021	2022
Financial liabilities	$		$	$
Accounts payable and accrued liabilities	4,391	Within 90 days	4,391	—
Deferred Payment Liability – debt host	9,046	May 2022	—	10,000
Interest on Deferred Payment Liability	0	Up to May 2022	300	121
Deferred Payment Liability – Conversion option	3,013	Up to May 2022	—	—
	16,450		4,691	10,121